Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Real estate investments:
Land	$ 41,126,392	$ 41,126,392
Buildings and improvements	176,367,798	176,367,798
Tenant origination and absorption costs	17,717,819	17,717,819
Total investments in real estate property	235,212,009	235,212,009
Accumulated depreciation and amortization	(15,346,655)	(10,563,664)
Total investments in real estate property, net	219,865,354	224,648,345
Investments in unconsolidated entities (Note 5)	13,987,073	14,275,815
Total investments in real estate property, net	233,852,427	238,924,160
Cash and cash equivalents	10,635,254	5,252,686
Restricted cash	156,046	3,503,242
Tenant receivables	4,146,339	3,659,114
Above-market lease intangibles, net	535,725	584,248
Due from affiliates (Note 8)	4,236	16,838
Refundable purchase deposits	200,000	100,000
Prepaid expenses and other assets	577,619	234,399
Interest rate swap derivatives	0	151,215
Total assets	250,107,646	252,425,902
Liabilities and Stockholders' Equity
Mortgage notes payable, net	115,032,981	122,709,308
Unsecured credit facility, net	0	8,998,000
Accounts payable, accrued and other liabilities	4,264,232	7,164,713
Share repurchases payable	822,829	584,676
Below-market lease intangibles, net	2,358,186	2,595,382
Due to affiliates (Note 8)	30,282	979,174
Interest rate swap derivatives	1,023,730	300,929
Total liabilities	123,532,240	143,332,182
Commitments and contingencies (Note 9)	0
Redeemable common stock	5,762,798	6,000,951
Preferred stock, $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in-capital	144,011,702	119,247,245
Cumulative distributions and net losses	(23,214,573)	(16,167,437)
Total stockholders' equity	120,812,608	103,092,769
Total liabilities and stockholders' equity	250,107,646	252,425,902
Common Class C
Liabilities and Stockholders' Equity
Common stock issued	15,313	12,943
Common Class S
Liabilities and Stockholders' Equity
Common stock issued	$ 166	$ 18